Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Loss Per Share [Abstract]
Schedule of reconciliation of the basic and diluted loss per share
	Six months ended June 30,
	2019	2018

Net loss attributable to the Company's common shareholders	$(3,312,215)	$(3,445,375)
Weighted average shares outstanding – Basic and diluted	17,806,586	17,501,354
Loss per share – Basic and diluted	$(0.19)	$(0.20)